Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,382,979
Maximum Aggregate Offering Price	$ 89,668,147.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,728.19
Offering Note	(a) The number of shares of common stock, par value $0.01 per share, of Bank First Corporation ("Bank First" and such shares, the "Bank First common stock") being registered is based on an estimate of (i) the number of shares of common stock, par value $1.00 per share, of Centre 1 Bancorp, Inc. ("Centre" and such shares, the "Centre common stock") outstanding as of September 5, 2025 or issuable or expected to be converted or exchanged in connection with the merger of Centre with and into Bank First, collectively equal to 1,503,238, multiplied by (ii) the exchange ratio of 0.9200 of a share of Bank First common stock for each share of Centre common stock. Pursuant to Rule 416, this registration statement also covers additional shares that may be issued as a result of stock splits, stock dividends or similar transactions. In the event the number of shares of common stock required to be issued to consummate the merger described herein is increased after the date this registration statement is declared effective, Bank First Corporation will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act"), by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares. (b) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rule 457(f)(2) promulgated thereunder. The maximum aggregate offering price ($89,668,147.00) is the product of (i) the book value per share, as of August 31, 2025, of Centre common stock ($59.65 per share), multiplied by (ii) the estimated maximum number of shares of Centre common stock that may be exchanged or converted in the merger for the securities being registered (1,503,238).